Fees Summary	Sep. 28, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 33,575,550
Previously Paid Amount	0.00
Total Fee Amount	4,636.78
Total Offset Amount	0.00
Net Fee	4,636.78
Narrative - Max Aggregate Offering Price	$ 33,575,550
Final Prospectus	true